BORROWINGS (Details 4) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 25, 2014 USD ($) item	Feb. 28, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 11, 2015 $ / shares shares	Oct. 26, 2015 USD ($) $ / shares shares	Aug. 17, 2015 USD ($)	Jun. 17, 2015 USD ($)	May. 18, 2015 USD ($)	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 27, 2015 USD ($)	Dec. 04, 2013 USD ($)	Oct. 28, 2013 USD ($)	Aug. 28, 2013 USD ($)	Oct. 29, 2011 USD ($)	Sep. 30, 2011 USD ($)
Interest expense
Interest capitalized - project assets			$ 102	$ 10,304	$ 17,293
Interest capitalized - solar power system			23,328
Interest capitalized - property, plant, and equipment			912	203	348
Interest expense			54,148	48,906	46,244
Total interest incurred			78,490	$ 59,413	$ 63,885
Credit facility
BORROWINGS
Maximum borrowing capacity			$ 2,770,957
Credit facility | Minimum
BORROWINGS
Floating interest rate (as a percent)			2.55%
Fixed rate (as a percent)			0.00%
Credit facility | Maximum
BORROWINGS
Floating interest rate (as a percent)			12.80%
Fixed rate (as a percent)			1.45%
Credit facility | Repayment due in 2016
BORROWINGS
Outstanding balance of credit facility			$ 894,643
Syndicated loan agreement arranged by Credit Suisse | Senior secured term loan
BORROWINGS
Maximum borrowing capacity							$ 200,000
Outstanding balance of credit facility			180,000
Maximum number of common stock could be purchased by Warrants | shares						940,171	1,348,040
Exercise price of warrant (in dollars per share) | $ / shares						$ 28.08	$ 24.48
Syndicated loan agreement arranged by Credit Suisse | Senior secured term loan | Repayment due in 2017
BORROWINGS
Repayment of credit facility			180,000
China Minsheng Banking Corp. Ltd. | Loan agreement for acquisitions | Credit facility
BORROWINGS
Maximum borrowing capacity											$ 210,000
Outstanding balance of credit facility			210,000
China Minsheng Banking Corp. Ltd. | Loan agreement for acquisitions | Credit facility | Repayment due in 2016
BORROWINGS
Repayment of credit facility			10,000
China Minsheng Banking Corp. Ltd. | Loan agreement for acquisitions | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility			10,000
China Minsheng Banking Corp. Ltd. | Loan agreement for acquisitions | Credit facility | Repayment due in 2018
BORROWINGS
Repayment of credit facility			190,000
CSI New Energy Holding Co., Ltd. | Bank of Jiangsu | Loan agreement for construction of solar power project | Credit facility
BORROWINGS
Maximum borrowing capacity													$ 15,092
Outstanding balance of credit facility			6,160
CSI New Energy Holding Co., Ltd. | Bank of Jiangsu | Loan agreement for construction of solar power project | Credit facility | Repayment due in 2016
BORROWINGS
Repayment of credit facility			308
CSI New Energy Holding Co., Ltd. | Bank of Jiangsu | Loan agreement for construction of solar power project | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility			770
CSI New Energy Holding Co., Ltd. | Bank of Jiangsu | Loan agreement for construction of solar power project | Credit facility | Repayment due in 2018
BORROWINGS
Repayment of credit facility			924
CSI New Energy Holding Co., Ltd. | Bank of Jiangsu | Loan agreement for construction of solar power project | Credit facility | Repayment due in 2019
BORROWINGS
Repayment of credit facility			924
CSI New Energy Holding Co., Ltd. | Bank of Jiangsu | Loan agreement for construction of solar power project | Credit facility | Repayment due in 2020 and thereafter
BORROWINGS
Repayment of credit facility			3,234
SZCC, or CSI Cells | Local Chinese commercial banks | Loan agreement entered on October 29, 2011 | Credit facility
BORROWINGS
Maximum borrowing capacity																	$ 47,225
Outstanding balance of credit facility			47,225
SZCC, or CSI Cells | Local Chinese commercial banks | Loan agreement entered on October 29, 2011 | Credit facility | Repayment due in 2016
BORROWINGS
Repayment of credit facility			23,774
SZCC, or CSI Cells | Local Chinese commercial banks | Loan agreement entered on October 29, 2011 | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility			23,451
SZCC, or CSI Cells | State-owned trust company | Loan agreement for research of Solar Photovoltaic Technology | Credit facility
BORROWINGS
Maximum borrowing capacity															$ 1,078
SZCC, or CSI Cells | State-owned trust company | Loan agreement for research of Solar Photovoltaic Technology | Credit facility | Repayment due in 2016
BORROWINGS
Repayment of credit facility			1,078
Canadian Solar Japan K.K. | Japanese bank | Credit facility
BORROWINGS
Maximum borrowing capacity		$ 46
Repayment of credit facility		$ 32
Outstanding balance of credit facility			46
Canadian Solar Japan K.K. | Japanese bank | Credit facility | Repayment due in 2016
BORROWINGS
Repayment of credit facility			46
Canadian Solar International Project 1 Limited
BORROWINGS
Percentage of ownership interest					100.00%
Canadian Solar International Project 1 Limited | Harvest North Star Capital | Loan agreement for financing the development of several ground-mounted solar power projects in Japan | Credit facility
BORROWINGS
Maximum borrowing capacity														$ 32,410
Outstanding balance of credit facility			32,410
Canadian Solar International Project 1 Limited | Harvest North Star Capital | Loan agreement for financing the development of several ground-mounted solar power projects in Japan | Credit facility | Repayment due in 2016
BORROWINGS
Repayment of credit facility			32,410
Canadian Solar International Project 2 Limited | Rabobank International Hong Kong Branch | Loan agreement for financing the development of several ground-mounted solar power projects in Japan | Credit facility
BORROWINGS
Maximum borrowing capacity										$ 29,072
Outstanding balance of credit facility			25,343
Canadian Solar International Project 2 Limited | Rabobank International Hong Kong Branch | Loan agreement for financing the development of several ground-mounted solar power projects in Japan | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility			25,343
SZSP | China Development Bank, Suzhou Branch | Loan agreement for construction of solar power projects | Credit facility
BORROWINGS
Maximum borrowing capacity																$ 6,006
Outstanding balance of credit facility			6,006
SZSP | China Development Bank, Suzhou Branch | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2016
BORROWINGS
Repayment of credit facility			1,078
SZSP | China Development Bank, Suzhou Branch | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility			1,078
SZSP | China Development Bank, Suzhou Branch | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2018
BORROWINGS
Repayment of credit facility			1,078
SZSP | China Development Bank, Suzhou Branch | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2019
BORROWINGS
Repayment of credit facility			1,078
SZSP | China Development Bank, Suzhou Branch | Loan agreement for construction of solar power projects | Credit facility | Repayment due in 2020 and thereafter
BORROWINGS
Repayment of credit facility			1,694
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Haixin and Kaiyuan | Loan agreement for construction of solar power projects and production lines | Credit facility
BORROWINGS
Maximum borrowing capacity	$ 41,579
Outstanding balance of credit facility			30,004
Number of tranches | item	2
Repayment period of credit facility	3 years
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Haixin and Kaiyuan | Loan agreement for construction of solar power projects and production lines | Credit facility | Repayment due in 2017
BORROWINGS
Outstanding balance of credit facility			12,143
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Haixin and Kaiyuan | Loan agreement for construction of solar power projects and production lines | Credit facility | Repayment due in 2018
BORROWINGS
Outstanding balance of credit facility			17,861
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Haixin and Kaiyuan | Loan agreement for construction of solar power projects and production lines | First tranche
BORROWINGS
Maximum borrowing capacity	$ 23,100
Outstanding balance of credit facility			11,899
CSI-GCL (Yancheng) Solar Manufacturing Co., Ltd. | Haixin and Kaiyuan | Loan agreement for construction of solar power projects and production lines | Second tranche
BORROWINGS
Maximum borrowing capacity	$ 18,479
Outstanding balance of credit facility			18,105
RE Cranbury Solar 1 LLC
BORROWINGS
Percentage of ownership interest												100.00%
RE Cranbury Solar 1 LLC | Macquarie Energy LLC | Credit facility
BORROWINGS
Maximum borrowing capacity												$ 4,000
Outstanding balance of credit facility			4,000
RE Cranbury Solar 1 LLC | Macquarie Energy LLC | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility			4,000
Several 100% owned subsidiaries of Recurrent
BORROWINGS
Percentage of ownership interest												100.00%
Several 100% owned subsidiaries of Recurrent | Kaiser Foundation Hospitals | Credit facility
BORROWINGS
Maximum borrowing capacity												$ 9,903
Outstanding balance of credit facility			9,903
Several 100% owned subsidiaries of Recurrent | Kaiser Foundation Hospitals | Credit facility | Repayment due in 2016
BORROWINGS
Repayment of credit facility			157
Several 100% owned subsidiaries of Recurrent | Kaiser Foundation Hospitals | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility			131
Several 100% owned subsidiaries of Recurrent | Kaiser Foundation Hospitals | Credit facility | Repayment due in 2018
BORROWINGS
Repayment of credit facility			185
Several 100% owned subsidiaries of Recurrent | Kaiser Foundation Hospitals | Credit facility | Repayment due in 2019
BORROWINGS
Repayment of credit facility			245
Several 100% owned subsidiaries of Recurrent | Kaiser Foundation Hospitals | Credit facility | Repayment due in 2020 and thereafter
BORROWINGS
Repayment of credit facility			9,185
2225228 Ontario Inc., 3G Alfred and Beam Light LP
BORROWINGS
Percentage of ownership interest									100.00%
2225228 Ontario Inc., 3G Alfred and Beam Light LP | Deutsche Bank Trust Company Americas | Credit facility
BORROWINGS
Maximum borrowing capacity									$ 51,556
Outstanding balance of credit facility			45,386
2225228 Ontario Inc., 3G Alfred and Beam Light LP | Deutsche Bank Trust Company Americas | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility			45,386
Canadian Solar New Energy (Kuan Cheng) Co. Ltd.
BORROWINGS
Percentage of ownership interest								100.00%
Canadian Solar New Energy (Kuan Cheng) Co. Ltd. | Local Chinese commercial banks | Credit facility
BORROWINGS
Maximum borrowing capacity								$ 15,400
Outstanding balance of credit facility			6,160
Canadian Solar New Energy (Kuan Cheng) Co. Ltd. | Local Chinese commercial banks | Credit facility | Repayment due in 2016
BORROWINGS
Repayment of credit facility			308
Canadian Solar New Energy (Kuan Cheng) Co. Ltd. | Local Chinese commercial banks | Credit facility | Repayment due in 2017
BORROWINGS
Repayment of credit facility			1,232
Canadian Solar New Energy (Kuan Cheng) Co. Ltd. | Local Chinese commercial banks | Credit facility | Repayment due in 2018
BORROWINGS
Repayment of credit facility			1,694
Canadian Solar New Energy (Kuan Cheng) Co. Ltd. | Local Chinese commercial banks | Credit facility | Repayment due in 2019
BORROWINGS
Repayment of credit facility			1,694
Canadian Solar New Energy (Kuan Cheng) Co. Ltd. | Local Chinese commercial banks | Credit facility | Repayment due in 2020 and thereafter
BORROWINGS
Repayment of credit facility			1,232
SSM | Norddeutsche Landesbank Giozentrale | Credit facility
BORROWINGS
Maximum borrowing capacity																		$ 136,926
Outstanding balance of credit facility			134,304
SSM | Norddeutsche Landesbank Giozentrale | Credit facility | Repayment due in 2016
BORROWINGS
Repayment of credit facility			46,967
SSM | Norddeutsche Landesbank Giozentrale | Credit facility | Repayment Due In 2019 And Thereafter
BORROWINGS
Repayment of credit facility			$ 87,337
Recurrent
BORROWINGS
Percentage of ownership interest												100.00%